CONSOLIDATED STATEMENT OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net income	¥ 2,282,378	¥ 2,111,125
Depreciation and amortization	1,644,290	1,595,347
Interest income and interest costs related to financial services, net	(236,862)	(193,046)
Share of profit (loss) of investments accounted for using the equity method	(351,029)	(310,247)
Income tax expense	649,976	681,817
Changes in operating assets and liabilities, and other	(1,063,562)	(1,319,537)
(Increase) decrease in trade accounts and other receivables	5,027	257,588
(Increase) decrease in receivables related to financial services	(1,243,648)	(1,214,742)
(Increase) decrease in inventories	(242,769)	(163,109)
(Increase) decrease in other current assets	(163,473)	(308,342)
Increase (decrease) in trade accounts and other payables	384,142	(129,053)
Increase (decrease) in other current liabilities	282,197	258,904
Increase (decrease) in retirement benefit liabilities	55,281	43,270
Other, net	(140,319)	(64,053)
Interest received	776,748	798,458
Dividends received	294,520	318,408
Interest paid	(459,181)	(506,307)
Income taxes paid, net of refund	(810,117)	(777,522)
Net cash provided by (used in) operating activities	2,727,162	2,398,496
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,213,903)	(1,246,293)
Additions to equipment leased to others	(2,275,595)	(2,195,291)
Proceeds from sales of fixed assets excluding equipment leased to others	40,542	47,949
Proceeds from sales of equipment leased to others	1,371,699	1,391,193
Additions to intangible assets	(278,447)	(304,992)
Additions to public and corporate bonds and stocks	(2,729,171)	(2,405,337)
Proceeds from sales of public and corporate bonds and stocks	1,020,533	1,151,463
Proceeds upon maturity of public and corporate bonds	1,041,385	1,224,185
Other, net	(1,661,218)	212,473
Net cash provided by (used in) investing activities	(4,684,175)	(2,124,650)
Cash flows from financing activities
Increase (decrease) in short-term debt	(1,038,438)	279,033
Proceeds from long-term debt	9,656,216	5,690,569
Payments of long-term debt	(5,416,376)	(4,456,913)
Dividends paid to Toyota Motor Corporation common shareholders	(625,514)	(618,801)
Dividends paid to non-controlling interests	(36,598)	(54,956)
Reissuance (repurchase) of treasury stock	199,884	(476,128)
Net cash provided by (used in) financing activities	2,739,174	362,805
Effect of exchange rate changes on cash and cash equivalents	220,245	(141,007)
Net increase (decrease) in cash and cash equivalents	1,002,406	495,645
Cash and cash equivalents at beginning of year	4,098,450	3,602,805
Cash and cash equivalents at end of year	¥ 5,100,857	¥ 4,098,450